21. Fair Value (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value Level 1
Financial assets: (in thousands)
Cash and cash equivalents	$ 28,852	$ 24,962
Securities held-to-maturity	0	0
Securities available-for-sale	0	4,001
Restricted equity securities	0	0
Loans and loans held-for-sale
Commercial & Industrial	0	0
Commercial real estate	0	0
Residential real estate - 1st lien	0	0
Residential real estate - Jr. lien	0	0
Consumer	0	0
Mortgage servicing rights	0	0
Accrued interest receivable	0	0
Deposits
Deposits, Other deposits	0	0
Deposits, Brokered deposits	0	0
Federal funds purchased and short-term borrowings	0	0
Repurchase agreements	0	0
Capital lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Fair Value Level 2
Financial assets: (in thousands)
Cash and cash equivalents	0	0
Securities held-to-maturity	44,143	42,234
Securities available-for-sale	26,470	28,946
Restricted equity securities	2,442	3,332
Loans and loans held-for-sale
Commercial & Industrial	286	391
Commercial real estate	2,552	1,897
Residential real estate - 1st lien	1,395	678
Residential real estate - Jr. lien	119	329
Consumer	0	0
Mortgage servicing rights	1,497	1,528
Accrued interest receivable	1,633	1,698
Deposits
Deposits, Other deposits	467,514	473,100
Deposits, Brokered deposits	27,640	20,054
Federal funds purchased and short-term borrowings	10,000	0
Repurchase agreements	22,073	28,543
Capital lease obligations	558	640
Subordinated debentures	12,851	12,867
Accrued interest payable	53	64
Fair Value Level 3
Financial assets: (in thousands)
Cash and cash equivalents	0	0
Securities held-to-maturity	0	0
Securities available-for-sale	0	0
Restricted equity securities	0	0
Loans and loans held-for-sale
Commercial & Industrial	65,399	64,800
Commercial real estate	178,502	167,961
Residential real estate - 1st lien	164,959	166,171
Residential real estate - Jr. lien	44,939	45,113
Consumer	7,482	8,315
Mortgage servicing rights	0	0
Accrued interest receivable	0	0
Deposits
Deposits, Other deposits	0	0
Deposits, Brokered deposits	0	0
Federal funds purchased and short-term borrowings	0	0
Repurchase agreements	0	0
Capital lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Carrying Amount
Financial assets: (in thousands)
Cash and cash equivalents	28,852	24,962
Securities held-to-maturity	43,354	41,811
Securities available-for-sale	26,470	32,947
Restricted equity securities	2,442	3,332
Loans and loans held-for-sale
Commercial & Industrial	64,438	63,709
Commercial real estate	175,945	164,212
Residential real estate - 1st lien	162,492	162,635
Residential real estate - Jr. lien	44,270	44,457
Consumer	7,161	7,912
Mortgage servicing rights	1,293	1,312
Accrued interest receivable	1,633	1,698
Deposits
Deposits, Other deposits	467,851	472,966
Deposits, Brokered deposits	27,635	20,053
Federal funds purchased and short-term borrowings	10,000	0
Repurchase agreements	22,073	28,543
Capital lease obligations	558	640
Subordinated debentures	12,887	12,887
Accrued interest payable	53	64
Fair Value
Financial assets: (in thousands)
Cash and cash equivalents	28,852	24,962
Securities held-to-maturity	44,143	42,234
Securities available-for-sale	26,470	32,947
Restricted equity securities	2,442	3,332
Loans and loans held-for-sale
Commercial & Industrial	65,685	65,191
Commercial real estate	181,054	169,858
Residential real estate - 1st lien	166,354	166,849
Residential real estate - Jr. lien	45,058	45,442
Consumer	7,482	8,315
Mortgage servicing rights	1,497	1,528
Accrued interest receivable	1,633	1,698
Deposits
Deposits, Other deposits	467,514	473,100
Deposits, Brokered deposits	27,640	20,054
Federal funds purchased and short-term borrowings	10,000	0
Repurchase agreements	22,073	28,543
Capital lease obligations	558	640
Subordinated debentures	12,851	12,867
Accrued interest payable	$ 53	$ 64